Current and long-term debt - 2018 CMB Sale and Leaseback (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($) tanker	Dec. 31, 2019 USD ($)	Mar. 27, 2020 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,552,473,000		$ 2,910,315,000
2018 CMB Sale and Leaseback [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 141,600,000	126,400,000		$ 136,500,000
Loan maximum borrowing capacity			$ 10,500,000
Sale leaseback transaction, term		8 years	3 years 6 months
Borrowings, Periodic Payment, Amount			$ 100,000
Periodic payment per vessel		$ 400,000
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		115.00%
2018 CMB Sale and Leaseback [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		4 years
2018 CMB Sale and Leaseback [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		8 years
2018 CMB Sale and Leaseback [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.20%
2018 CMB Sale and Leaseback [Member] | London Interbank Offered Rate LIBOR plus margin [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			3.10%
DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 33,500,000
Senior Secured Term Loan Facility - K-Sure Credit Facility, Repayment Two [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	39,700,000
BNPP Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 42,100,000
Repayments	$ 14,400,000
STI Battery, STI Milwaukee, STI Tribeca, STI Bronx, STI Manhattan, and STI Seneca [Member] | MR [Member] | Vessels [member] | 2018 CMB Sale and Leaseback [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		6
Consolidated Liquidity Requirement - Scenario One [Member] | 2018 CMB Sale and Leaseback [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | 2018 CMB Sale and Leaseback [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000